GOVERNMENTAL SUPPORT (Narrative) (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)
Other Liabilities, Noncurrent					$ 25,574		$ 29,214
The Netherlands [Member]
Financial assistance	€ 0	$ 0	€ 4,556	$ 4,746
Accumulated debt to tax authorities	€ 28,206				$ 30,584	€ 31,796	$ 33,826